INVESTMENTS (Details 3)	12 Months Ended		1 Months Ended			1 Months Ended								12 Months Ended		1 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 eHi USD ($) item	Dec. 31, 2014 eHi CNY item	Dec. 31, 2014 eHi ADS USD ($)	Nov. 30, 2014 eHi Ordinary shares	Dec. 31, 2013 eHi Ordinary shares USD ($)	Dec. 31, 2014 Easy Go USD ($)	Dec. 31, 2014 Easy Go CNY	Dec. 31, 2013 Easy Go Series B Preferred Shares USD ($)	Aug. 31, 2014 Easy Go Series C Preferred Stock USD ($)	May 31, 2014 Tuniu USD ($)	May 31, 2014 Tuniu CNY	Dec. 31, 2014 Tuniu CNY	Dec. 31, 2014 Tuniu USD ($) item	May 31, 2014 Tuniu IPO	May 31, 2014 Tuniu ADS	Dec. 31, 2014 Tuniu ADS USD ($)	May 31, 2014 Tuniu ADS IPO USD ($)	May 31, 2014 Tuniu Ordinary shares IPO USD ($)	Nov. 30, 2010 Dining Secretary USD ($)	Dec. 31, 2014 Dining Secretary USD ($)	Dec. 31, 2014 Dining Secretary CNY	Jun. 30, 2013 Happy City USD ($)	Dec. 31, 2014 Happy City USD ($)	Dec. 31, 2014 Happy City CNY	Aug. 31, 2014 Travel agency focusing on teenager market Ordinary shares CNY	Aug. 31, 2014 Big-data advertisement company USD ($)
Investment
Total consideration of acquisition			$ 86,000,000	535,000,000			$ 107,000,000	$ 101,000,000	628,000,000	$ 53,000,000	$ 53,000,000	$ 15,000,000	93,000,000								$ 10,000,000			$ 6,000,000			81,000,000	$ 10,000,000
Purchase of Shares, Shares Purchased						10,000,000										5,000,000	1,666,667
Purchase of Shares Percentage of Equity Interest Purchased Aggregate			18.50%	18.50%											4.60%
Number Of Seats Allocated			1	1											9
Number Of Board Of Directors Seats			7	7											1
Fair value of available-for-sale investment														217,000,000	35,000,000
Loss from impairment of long-term investment (Note 9)	(5,318,635)	(33,000,000)																					33,000,000
Unrealized loss in other comprehensive income																							4,000,000
Increase/Decrease in fair value of the investment credited to other comprehensive income				191,000,000					299,000,000					31,000,000								$ (5,000,000)	(33,000,000)		$ 300,000	2,000,000
Purchase of Shares Price Per Share																			$ 9	$ 3
Closing stock price (in dollars per share)	$ 182.00				$ 8.16													$ 12.00